Long Term Loan (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long Term Liabilities
	As of December 31,
	2020	2019
Loan from a third party	$1,000,000	$2,000,000
Total	$1,000,000	$2,000,000